Expense Example - VanEck Steel ETF - VanEck Steel ETF Class	Dec. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	$ 746